Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Deferred revenue recognized	$ 104,648	$ 93,508
Unsatisfied remaining performance obligations	$ 5,100,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Remaining performance obligation, expected timing of recognized	3 years